Unaudited consolidated interim statements of changes in equity for the year - EUR (€) € in Thousands	Issued capital	Capital reserves	Fair value reserves	Accumulated deficit	Total
Balance beginning at Dec. 31, 2022	€ 1,493	€ 582,843	€ (1,231)	€ (430,190)	€ 152,915
Equity-settled share-based payment awards		7,389			7,389
Loss for the period				(61,378)	(61,378)
Balance ending at Jun. 30, 2023	1,493	590,232	(1,231)	(491,568)	98,926
Balance beginning at Dec. 31, 2023	1,500	593,666	(1,231)	(536,128)	57,807
Issue of common shares	68	3,993			4,061
Equity-settled share-based payment awards		1,472			1,472
Loss for the period				(34,626)	(34,626)
Balance ending at Jun. 30, 2024	€ 1,568	€ 599,131	€ (1,231)	€ (570,754)	€ 28,714